Leases - Summary Of Maturity Of The Lease Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Up to 1 month
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 46,132	$ 52,511
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	83,521	87,497
Over 3 months and up to 6 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	108,132	119,928
Over 6 months and up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	178,066	196,711
Total up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	415,851	456,647
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	250,322	233,434
Over 24 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	509,354	558,258
Total over 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 759,676	$ 791,692